Loss per share (Tables)	12 Months Ended
Dec. 31, 2018
Earnings Per Share [Abstract]
Schedule of Basic and Diluted Loss per Share	The basic loss per share is calculated by dividing the loss of the period attributable to the ordinary shares by the weighted average number of ordinary shares (common and non-voting) outstanding during the period as follows:

Year ended December 31, 2018
Common shares
Net loss attributable to shareholders (in USD ‘000)	(76,716)
Weighted average number of shares outstanding	40,172,498
Basic and diluted loss per share (in USD)	(1.91)

Year ended December 31, 2017
Common shares
Net loss attributable to shareholders (in USD ‘000)	(66,926)
Weighted average number of shares outstanding	29,799,047
Basic and diluted loss per share (in USD)	(2.25)

	Year ended December 31, 2016
	Preferred B shares	Preferred A shares	Common and non-voting shares
Net loss attributable to shareholders (in USD ‘000)	(15,516)	(10,910)	(3,776)
Weighted average number of shares outstanding	11,079,549	7,790,475	2,695,898
Basic and diluted loss per share (in USD)	(1.40)	(1.40)	(1.40)